First time adoption of IFRS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
First time adoption of IFRS [Abstract]
Expense of restructuring activities	$ 200	$ 175